 Balanced Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  December 31, 1995

ISSUER                            SHARES            VALUE
----------------------------------------------------------
__________________________________________________________
 COMMON STOCKS--50.6%
__________________________________________________________
COMMERCIAL SERVICES - 1.3%
Sysco Corp...............        100,000      $  3,250,000
                                              ------------
COMMODITIES - 3.2%
Air Products & Chemicals Inc.     45,000         2,373,750
EI Dupont De Nemours & Co. Inc.   36,600         2,557,425
Monsanto Co..............         12,500         1,531,250
Temple Inland Inc........         35,800         1,579,675
                                              ------------
                                                 8,042,100
                                              ------------
CONSUMER DURABLES - 1.8%
Eastman Kodak Co.........         44,000         2,948,000
General Motors Corp......         33,500         1,771,312
                                              ------------
                                                 4,719,312
                                              ------------
CONSUMER NON-DURABLES - 4.7%
Colgate-Palmolive Co.....         34,500         2,423,625
Kimberly Clark Corp......         31,590         2,614,073
PepsiCo Inc..............         62,500         3,492,187
Philip Morris Comp Cos Inc.       36,000         3,258,000
                                              ------------
                                                11,787,885
                                              ------------
CONSUMER SERVICES - 3.3%
Capital Cities/ABC Inc...         16,000         1,974,000
Carnival Corp............         96,500         2,352,188
McDonald's Corp..........         86,000         3,880,750
                                              ------------
                                                 8,206,938
                                              ------------
ELECTRONICS/TECHNOLOGICAL SERVICES - 6.7%
American Express.........         75,000         4,162,500
Cisco Systems, Inc.......         30,000         2,238,750
Computer Associates Intl. Inc.    46,650         2,653,219
DSC Communications.......         48,000         1,770,000
General Motors Corp. Class "E"    55,000         2,860,000
Intel Corp...............          9,600           544,800
LSI Logic Corp...........         28,400           930,100
Silicon Graphics Inc.*...         57,000         1,567,500
                                              ------------
                                                16,726,869
                                              ------------
ENERGY/MINERALS - 6.2%
Amoco Corp...............         44,600       $ 3,205,625
Exxon Corp...............         42,600         3,413,325
Kerr-McGee Corp..........         54,100         3,435,350
Mobil Corp...............         19,300         2,161,600
Royal Dutch Petroleum Co.
  ADRs...................         25,300         3,570,462
                                              ------------
                                                15,786,362
                                              ------------
FINANCE - 5.0%
American International Group Inc. 31,100         2,876,750
BankAmerica Corp.........         40,000         2,590,000
Federal National Mortgage
  Association............         27,000         3,351,375
State Street Boston Corp.         44,300         1,993,500
USF & G Corp.............        104,700         1,766,812
                                              ------------
                                                12,578,437
                                              ------------
HEALTH SERVICES/TECHNOLOGY - 3.8%
Community Health Systems.         35,500         1,264,688
Johnson & Johnson........         49,000         4,195,625
Pfizer Inc...............         64,000         4,032,000
                                              ------------
                                                 9,492,313
                                              ------------
INDUSTRIAL SERVICES - 2.3%
Fluor Corp...............         45,000         2,970,000
WMX Technologies Inc.....         91,800         2,742,525
                                              ------------
                                                 5,712,525
                                              ------------
PRODUCER MANUFACTURING - 4.7%
Danaher Corp.............         54,500         1,730,375
Emerson Electric Co......         35,000         2,861,250
General Electric Co......         48,700         3,506,400
Xerox Corp...............         26,500         3,630,499
                                              ------------
                                                11,728,524
                                              ------------
RETAIL TRADE - 2.1%
Limited Inc..............         65,000         1,129,375
Nine West Group Inc......         31,700         1,188,750
Toys "R" Us Inc.*........         80,000         1,740,000
Wal-Mart Stores Inc......         58,000         1,297,750
                                              ------------
                                                 5,355,875
                                              ------------
TRANSPORTATION - 1.0%
Norfolk Southern Co......         33,000         2,619,375
                                              ------------
UTILITIES - 4.5%
FPL Group Inc............         73,000         3,385,375
GTE Corp.................         82,000         3,608,000
Pacificorp...............        115,000         2,443,750
Texas Utilities..........         43,100         1,772,488
                                              ------------
                                                11,209,613
                                              ------------

TOTAL COMMON STOCKS
  (Identified Cost $99,038,313)                127,216,128
                                              ------------
__________________________________________________________
 FIXED INCOME--45.4%
__________________________________________________________
                               PRINCIPAL
                                AMOUNT
                                -------
ASSET BACKED - 1.2%
First USA Credit Card (+)
 6.14%, due 10/15/01.....     $3,000,000       $ 2,999,037
GMAC 1992 E Grantor Trust
 4.75%, due 8/15/97......        141,533           140,913
                                              ------------
                                                 3,139,950
                                              ------------

MORTGAGE OBLIGATIONS - 13.6%
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Asset Securitization Corp. Series 95
 7.384%, due 8/13/29.....      2,500,000         2,606,250
Federal Home Loan Mortgage
 Association
 6.00%, due 12/15/08.....      3,348,331         3,149,524
Lehman Brothers Mortgage Trust
 Series 95
 7.144%, due 9/25/25.....      4,988,638         5,188,184
Nomura Asset Securities Corp.
 8.15%, due 3/04/20......      3,000,000         3,323,438
                                              ------------
                                                14,267,396
                                              ------------

                                 PRINCIPAL
ISSUER                            AMOUNT            VALUE
----------------------------------------------------------

MORTGAGE BACKED SECURITIES - 3.5%
Federal Home Loan Mortgage Corp.
 8.50%, due 6/01/01......      $  34,570         $  35,835
 9.50%, due 2/01/01......         19,307            20,213
Federal National Mortgage
 Association
 6.00%, due 9/01/00......      2,679,933         2,684,120
 9.00%, due 11/01/01.....         27,318            28,761
Federal Home
 Mortgage Corp. (TBA)
 6.50%, due 1/01/11......      6,000,000         6,031,860
                                              ------------
                                                 8,800,789
                                              ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION - 4.4%
 8.25%, due 7/15/05......        837,040           869,995
 6.50%, due 10/20/25.....      2,931,619         2,986,587
 6.00%, due 1/15/26......      3,000,000         3,028,590
 7.50%, due 1/15/26 (TBA)      4,000,000         4,115,000
                                              ------------
                                                11,000,172
                                              ------------
TOTAL MORTGAGE OBLIGATIONS                      34,068,357
                                              ------------

DOMESTIC CORPORATE BONDS - 1.9%
K-Mart
 12.50%, due 3/01/05.....      2,100,000         1,835,085
US West Capital Funding Inc.
 6.31%, due 11/01/05.....      3,000,000         3,050,685
                                              ------------
                                                 4,885,770
                                              ------------

UNITED STATES
 GOVERNMENT OBLIGATIONS - 28.7%

UNITED STATES TREASURY BONDS - 7.9%
 6.50%, due 8/15/05......     10,000,000        10,653,100
 7.625%, due 2/15/25.....      7,500,000         9,171,075
                                              ------------
                                                19,824,175
                                              ------------
UNITED STATES TREASURY NOTES - 20.8%
 7.375%, due 11/15/97....    $ 3,600,000         3,736,117
 6.75%, due 4/30/00......      3,000,000         3,157,020
 6.125%, due 7/31/00.....     13,500,000        13,896,495
 6.25%, due 8/31/00......      8,000,000         8,276,240
 5.625%, due 11/30/00....      5,000,000         5,045,300
 6.50%, due 5/15/05......     17,000,000        18,086,470
                                              ------------
                                                52,197,642
                                              ------------

TOTAL UNITED STATES
 GOVERNMENT OBLIGATIONS..                       72,021,817
                                              ------------
TOTAL FIXED INCOME
 (Identified Cost $112,131,083)                114,115,894
                                              ------------

__________________________________________________________
 SHORT-TERM OBLIGATIONS--8.6%
__________________________________________________________
Dresdner Repurchase Agreement
 5.93%, due 1/02/96, proceeds at
 maturity $7,005,613
 (secured by $7,164,116
 U.S. Treasury Bond 11.25%,
 due 2/15/15)............     $ 7,001,000     $  7,001,000

United States Treasury Bill
 5.20%, due 6/13/96......      15,000,000       14,663,850
                                              ------------
TOTAL SHORT-TERM OBLIGATIONS,
 (Identified Cost $21,647,156)                  21,664,850

TOTAL INVESTMENTS........   104.6%             262,996,872
 (Identified Cost $232,816,552)

OTHER ASSETS
  LESS LIABILITIES.......    (4.6)             (11,478,106)
                            -----             ------------
NET ASSETS...............   100.0%            $251,518,766
                            =====             ============

 *Non-income producing

**TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after December 31, 1995. Although the unit price for the trade has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until settlement date.

 +Floating rate note.

See notes to financial statements

 Balanced Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995

ASSETS:
Investments at value (Note 1A) (Identified Cost, $232,816,552)......................              $262,996,872
Cash................................................................................                       802
Dividends and interest receivable...................................................                 1,751,953
                                                                                                  ------------
    Total assets....................................................................               264,749,627
                                                                                                  ------------
LIABILITIES:
Payable for investments purchased...................................................                13,113,125
Payable to affiliates--Investment advisory fees (Note 2)............................                    85,131
Accrued expenses and other liabilities..............................................                    32,605
                                                                                                  ------------
    Total liabilities...............................................................                13,230,861
                                                                                                  ------------
NET ASSETS..........................................................................              $251,518,766
                                                                                                  ============
REPRESENTED BY:
Paid-in capital for beneficial interests............................................              $251,518,766
                                                                                                  ============

See notes to financial statements


 Balanced Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 1995

INVESTMENT INCOME:
Interest...............................................................      $ 7,377,539
Dividends..............................................................        2,700,016
                                                                             -----------
  Total Income.........................................................                           $ 10,077,555
EXPENSES:
Investment advisory fees (Note 2)......................................          956,408
Administrative fees (Note 3)...........................................          119,551
Expense fees (Note 6)..................................................          182,028
                                                                             -----------
  Total expenses.......................................................                              1,257,987
                                                                                                   -----------
  Net investment income................................................                              8,819,568
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions..................                             12,205,642
Unrealized appreciation (depreciation) of investments--
 Beginning of period...................................................        1,535,684
 End of period.........................................................       30,180,320
                                                                             -----------
 Net change in unrealized appreciation (depreciation) of investments...                             28,644,636
                                                                                                   -----------
 Net realized and unrealized gain (loss) on investments................                             40,850,278
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                            $49,669,846
                                                                                                   ===========

See notes to financial statements

 Balanced Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                               MAY 1, 1994
                                                                                              (COMMENCEMENT
                                                                         YEAR ENDED         OF OPERATIONS) TO
                                                                      DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                      -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...............................................    $  8,819,568          $  5,659,198
Net realized gain (loss) from investment transactions...............      12,205,642            (6,675,580)
Net change in unrealized appreciation (depreciation) of investments.      28,644,636             4,422,530
                                                                        ------------          ------------
    Net increase in net assets resulting from operations............      49,669,846             3,406,148
                                                                        ------------          ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions.........................................       8,144,524           251,032,858
Value of withdrawals................................................     (35,243,567)          (25,491,043)
                                                                        ------------          ------------
    Net increase (decrease) in net assets from capital transactions.     (27,099,043)          225,541,815
                                                                        ------------          ------------

NET INCREASE IN NET ASSETS..........................................      22,570,803           228,947,963
NET ASSETS:
Beginning of period.................................................     228,947,963                    --
                                                                        ------------          ------------
End of period.......................................................    $251,518,766          $228,947,963
                                                                        ============          ============

See notes to financial statements


 Balanced Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                MAY 1, 1994
                                                                                               (COMMENCEMENT
                                                                           YEAR ENDED        OF OPERATIONS) TO
                                                                        DECEMBER 31, 1995    DECEMBER 31, 1994
                                                                        -----------------    -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)...........................        $251,519              $228,948
Ratio of expenses to average net assets.............................           0.53%                 0.51%*
Ratio of net investment income to average net assets................           3.69%                 3.53%*
Portfolio turnover..................................................            210%                  105%

* Annualized

See notes to financial statements

 Balanced Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordence with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differfrom those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. TBA PURCHASE COMMITMENTS -- The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

G. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $956,408 for the year ended December 31, 1995. The investment advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $119,551 for the year ended December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $477,966,488 and $479,120,404, respectively, for the year ended December 31, 1995. Purchases and sales of U.S. Government securities aggregated to $220,444,584 and $194,692,103, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost......................   $232,816,552
                                       ============
Gross unrealized appreciation.......   $ 33,453,208
Gross unrealized depreciation.......     (3,272,888)
                                       ------------
Net unrealized appreciation.........   $ 30,180,320
                                       ============

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio would, on an annual basis, exceed an agreed upon rate, currently 0.55% of average daily net assets.

(7) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1995, the commitment fee allocated to the Portfolio was $1,642. Since the line of credit was established, there have been no borrowings.

 Balanced Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, BALANCED PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Balanced Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.


PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 7, 1996